Other Payables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Payables
22.	OTHER PAYABLES

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Payables for property, plant and equipment	$13,607,664	$16,704,590	$543,592
Accrued salary and bonus	12,217,011	14,759,907	480,309
Accrued employees’ compensation and remuneration to directors	7,711,445	10,012,636	325,826
Accrued employee insurance	1,204,387	1,325,330	43,128
Accrued utilities	581,662	847,905	27,592
Others	11,374,731	13,464,732	438,163

	$46,696,900	$57,115,100	$1,858,610